OPERATING SEGMENTS - Schedule of Revenue by Geography (Details) - EUR (€) € in Millions	6 Months Ended
	Jul. 01, 2022	Jul. 02, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 8,280	€ 5,918
Great Britain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,463	1,192
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,296	1,091
Iberia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,371	1,069
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,017	896
Belgium/Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	511	454
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	329	266
Norway
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	208	200
Sweden
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	213	179
Iceland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43	38
Total Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,451	5,385
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,102	328
New Zealand and Pacific Islands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	302	85
Indonesia and Papua New Guinea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	425	120
Total API
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 1,829	€ 533